Financial Risk Management Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The Audit and Corporate Governance Committee has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes. Although all derivative transactions executed by the Company serve to economically manage the Company's risk to the market factors discussed above, not all such derivatives qualify for hedge accounting treatment, including instances whereby management has elected to not designate such derivatives as part of a qualifying hedge accounting relationship.

The financial risk management activities objectives of the Company are as follows:

  Safeguarding the Company's core earnings stream through the effective control and management of gold and other commodity price risk, foreign exchange risk and interest rate risk;
  Effective and efficient usage of credit facilities through the adoption of liquidity planning procedures;
  Ensuring that investment and hedging transactions are undertaken with creditworthy counterparts; and
  Ensuring that contracts and agreements related to risk management activities are coordinated, consistent throughout the Company and comply where necessary with relevant regulatory and statutory requirements.

A number of products, including derivatives are used to satisfy these objectives. Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. Cash flow hedge losses pertaining to capital expenditure of $3 million as at December 31, 2012 (2011: $3 million; 2010: $3 million) are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense equally until 2019.

A gain on non-hedge derivatives of $93 million was recorded in 2012 (2011: gain of $83 million; 2010: loss of $703 million). See “Note 5 – Cost and expenses: Non-hedge derivative (gain)/loss and movement on bonds” for additional information.

Gold price risk management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company eliminated its hedge book during 2010 and has since had full exposure to the spot price of gold.

Elimination of hedge book

The Company communicated a strategy in prior years to reduce its outstanding gold derivatives position in order to be more exposed to spot gold prices. During 2010, the Company completed the final phase of this strategy and eliminated its gold hedge book.

The results of operations and cash flows for 2010 were adversely impacted given the early cash settlement of non-hedge derivatives and previously designated NPSE contracts with low contracted sales prices, respectively, committed ounces have been fully eliminated as at December 31, 2012 and 2011.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at December 31, 2012 and 2011, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest rate and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Cash and loans advanced maturity profile

		2012				2011
Maturity date	Currency	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %	Fixed rate investment amount (million)	Effective rate %	Floating rate investment amount (million)	Effective rate %
All less than one year		$1	2.50	611	0.30	10	0.48	467	0.20
	ZAR	780	3.55	215	2.10	3,030	5.50	164	3.55
	AUD	-	-	29	3.00	81	4.65	23	4.45
	BRL	-	-	34	7.51	-	-	27	6.61
	ARS	-	-	73	15.00	-	-	1	10.23
	NAD	-	-	2	4.30	-	-	119	4.08

Borrowings maturity profile

			Between		Between
	Within one year		one and two years		two and five years		After five years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	691	3.5	6	2.9	1,741	5.5	3,107
ZAR	1,521	5.7	8	9.8	59	9.8	186	9.8	1,774
BRL	4	9.3	2	5.8	-	-	2	4.5	8
NAD	68	8.4	84	8.4	34	8.4	-	-	186
AUD	-	-	-	-	256	5.1	-	-	256

Interest rate risk

	Fixed for less than one year		Fixed for between one and three years		Fixed for greater than three years		Total
Currency	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)	Effective rate %	Borrowings amount (million)
	$669	5.7	693	3.5	1,745	5.4	3,107
ZAR	1,521	5.7	25	9.8	228	9.8	1,774
BRL	4	9.3	2	5.8	2	4.5	8
NAD	68	8.4	118	8.4	-	-	186
AUD	-	-	256	5.1	-	-	256

Non-performance risk

Realization of contracts is dependent upon counterparts' performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the year. The Company spreads its business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put in place.

The combined maximum credit risk exposure at balance sheet date amounts to $183 million (2011: $198 million). Credit risk exposure netted by open derivative positions with counterparts was $nil million (2011: $nil million). No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at December 31, 2012 and 2011, are as follows (assets (liabilities)):

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$
Cash and cash equivalents	892	892	1,112	1,112
Restricted cash	64	64	58	58
Short-term debt	(271)	(271)	(30)	(30)
Short-term debt at fair value	(588)	(588)	(2)	(2)
Long-term debt	(2,750)	(2,871)	(1,715)	(1,857)
Long-term debt at fair value	-	-	(758)	(758)
Derivatives	(10)	(10)	(93)	(93)
Marketable equity securities - available for sale	69	69	82	82
Marketable debt securities - held to maturity	7	11	8	11
Non-marketable equity securities - available for sale	2	2	-	-
Non-marketable assets - held to maturity	3	3	2	2
Non-marketable debt securities - held to maturity	86	86	85	85

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable equity securities classified as available for sale are carried at cost or fair value, where fair value can be reliably measured.

The following is the fair value of the derivative (liabilities)/assets split by accounting designation:

	December 31, 2012
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

	December 31, 2011
	Liabilities
	Balance Sheet location	Non-hedge accounted	Total
		$	$
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	Non-hedge derivative (gain)/loss recognized

		Year ended December 31,
		2012	2011	2010

		$	$	$
	Realized (1)
	Forward sales type agreements - commodity	-	-	377
	Option contracts - commodity	-	-	2,573
	Forward sales agreements - currency	-	-	13
	Option contracts - currency	-	-	(3)
	Interest rate swaps - Gold	-	-	15
		-	-	2,975	(2)

	Unrealized (1)
	Forward sales type agreements - commodity	-	-	(265)
	Option contracts - commodity	-	-	(1,999)
	Interest rate swaps - Gold	-	-	(13)
	Option component of convertible bonds	(83)	(84)	1
	Other commodity contracts	(10)	-	-
	Embedded derivatives	-	1	(1)
	Warrants on shares	-	-	5
		(93)	(83)	(2,272)

	Non-hedge derivatives (gain)/loss	(93)	(83)	703

(1)	Realized and unrealized gains and losses on non-hedge derivatives are included in "Non-hedge derivative (gain)/loss and movement on bonds" in the income statement.
(2)	Included $2,698 million loss related to the final tranche of the accelerated hedge buy-back executed during 2010.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2012
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of December 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Maturity profile of derivatives, at carrying value

	Total $		2012 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-		-	-
Amounts maturing between one and two years	(9)	1	-	(9)
Amounts maturing between two and five years	-		-	-
Amounts to mature thereafter	(1)		-	(1)
Total	(10)		-	(10)

	Total $	2011 Assets $	Liabilities $
Amounts to mature within twelve months of balance sheet date	-	-	-
Amounts maturing between one and two years	-	-	-
Amounts maturing between two and five years	(92)	-	(92)
Amounts to mature thereafter	(1)	-	(1)
Total	(93)	-	(93)

Sensitivity analysis

Derivatives

The Company monitors the sensitivity of the convertible bonds to changes in its share price.

The following table discloses the approximate sensitivity, in US dollars, of the convertible bonds to the Company's share price at December 31, 2012 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2012
	Change in underlying factor	Non-hedge accounted	Total change in fair value
		$	$
Convertible bonds
AngloGold Ashanti Limited share price ($)	Spot (+$5)	(14)	(14)
AngloGold Ashanti Limited share price ($)	Spot (-$5)	7	7

Mandatory convertible bonds

The mandatory convertible bond valuation is primarily linked to the AngloGold Ashanti Limited share price traded on the New York Stock Exchange (NYSE) and fluctuates with reference to the NYSE share price and market interest rates. An increase or decrease of $5 in the AngloGold Ashanti Limited share price will generally impact the value of the mandatory convertible bond liability in a stable interest environment by approximately +$72 million and -$83 million, respectively.

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of debt at December 31, 2012 (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (+R1)	(22)
BRL denominated (BRL/$)	Spot (+BRL0.25)	-
NAD denominated (NAD/$)	Spot (+NAD1)	(2)
AUD denominated (AUD/$)	Spot (+AUD0.05)	(13)

	2012
	Change in exchange rate	Change in borrowings total
		$
Debt
ZAR denominated (R/$)	Spot (-R1)	28
BRL denominated (BRL/$)	Spot (-BRL0.25)	1
NAD denominated (NAD/$)	Spot (-NAD1)	3
AUD denominated (AUD/$)	Spot (-AUD0.05)	14